Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 123,343,871.58
Previously Paid Amount	0.00
Total Fee Amount	17,033.79
Total Offset Amount	0.00
Net Fee	$ 17,033.79
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A